THE SARATOGA ADVANTAGE TRUST

JAMES ALPHA MACRO PORTFOLIO

CLASS I SHARES	(Ticker: GRRIX)
CLASS A SHARES	(Ticker: GRRAX)
CLASS C SHARES	(Ticker: GRRCX)

Incorporated herein by reference is the definitive version of the Prospectus for the James Alpha Macro Portfolio filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on January 23, 2020 (SEC Accession No. 0001580642-20-000300).